Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to be issued, and determined that there have been no events, other than those disclosed below or described elsewhere in the notes to these consolidated financial statements, that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

Asset Sales

On October 1, 2025, and October 7, 2025, entities (“Sellers”) held by a Customer ExAlt Trust and managed by an indirect subsidiary of the Company agreed to sell additional beneficial interests with respect to certain limited partner interests held for the benefit of such Customer ExAlt Trust. The Sellers received aggregate gross proceeds of approximately $1.4 million for the sale of such interests included in this transaction. The Sellers paid brokerage commissions and certain transaction costs out of such gross proceeds. The remainder of the proceeds were distributed to the Customer ExAlt Trust, which then used such proceeds as follows: (i) a portion (2.5%) of the proceeds will be distributed to the beneficiaries of the Customer ExAlt Trust and (ii) the remainder was paid to a subsidiary of the Company as payment on outstanding accrued fees (if any) and/or a loan repayment on the outstanding loan issued by BFF to such Customer ExAlt Trust. The proceeds for the fee payment and the loan repayment were then available for use by the Company. The Company is required to pay approximately $0.7 million out of the net proceeds received to date on this transaction to HH-BDH LLC as a principal payment on the loan previously made by HH-BDH LLC to Beneficient Financing, LLC.

On October 30, 2025, these entities also sold equity securities they held back to the issuing entity for approximately $8.3 million of proceeds. The Sellers paid certain of its accrued costs out of the gross proceeds. The remainder of the proceeds were distributed to the Customer ExAlt Trust, which then used such proceeds as follows: (i) a portion (2.5%) of the proceeds will be distributed to the beneficiaries of the Customer ExAlt Trust and (ii) the remainder was paid to a subsidiary of the Company as payment on outstanding accrued fees (if any) and/or a loan repayment on the outstanding loan issued by BFF to such Customer ExAlt Trust. The proceeds for the fee payment and the loan repayment were then available for use by the Company. The Company was required to pay approximately $2.1 million out of the net proceeds on this transaction to HH-BDH LLC as a principal payment on the loan previously made by HH-BDH LLC to Beneficient Financing, LLC.

Limited Conversion of Preferred Series A Subclass 1 Unit Accounts

On October 15, 2025, certain holders of BCH Preferred A-1, that were issued prior to the Company’s initial listing on The Nasdaq Stock Market, LLC, elected to convert $52.6 million (based on their capital account balances determined pursuant to Section 704 of the Internal Revenue Code) of such BCH Preferred A-1 for BCH Class S Ordinary Units, which were subsequently contemporaneously exchanged for shares of the Company’s Class A common stock, (such transaction, the “Limited Conversion”). The Limited Conversion resulted in the issuance of 101,294,288 shares of Class A common stock (such shares, the “Conversion Shares”), and immediately following the Limited Conversion, there were 110,758,536 shares of Class A common stock outstanding.

In connection with the Limited Conversion, the participants in the Limited Conversion entered into a voting and lock-up agreement which provides that, among other things, (i) the participants will vote their respective Conversion Shares in favor of the recommendation of the Company’s Board (except for the election of members of the Board) and (ii) the Conversion Shares will be subject to lockup until October 1, 2028 (the “Lock-Up Period”). The participants also agreed to forego any potential appreciation in the value of the Conversion Shares between the date of the Limited Conversion and the expiration of the Lock-Up Period by agreeing to forfeit the number of Conversion Shares equal in value to any such appreciation at the expiration of the Lock-Up Period. As a result of the Limited Conversion, the participants will forgo certain allocations, distributions, preferred returns, conversion and other rights and preferences associated with the Preferred A-1 Unit Accounts. Thomas O. Hicks, Chairman of our Board of Directors, and James G. Silk, Interim Chief Executive Officer, comprised the holders of the BCH Preferred A-1 that elected to participate in the Limited Conversion.

Proposed FY2026 Reverse Stock Split

On October 24, 2025, our Board of Directors unanimously approved and recommended that our stockholders approve, pursuant to Nevada Revised Statutes (“NRS”) Section 78.207 and the Company’s Articles of Incorporation, a reverse stock split of all of the outstanding shares of our Class A Common Stock and Class B Common Stock at a ratio ranging from any whole number between 1 for 5 and 1 for 100, as determined by our Board of Directors in its sole discretion, subject to the Board’s authority to abandon such reverse stock split, together with a proportionate reduction in the authorized shares of each class of Common Stock as required by NRS Section 78.207 (the “Reverse Stock Split Proposal”). Approval of the proposal at the special meeting of our stockholders scheduled for December 1, 2025 (the “December 2025 Special Meeting”), will grant our Board of Directors the authority, but not the obligation to effect the Reverse Stock Split Proposal, with the exact ratio and timing of the proposed reverse stock split to be determined at the discretion of our Board of Directors. For additional information about the December 2025 Special Meeting and the Reverse Stock Split Proposal, please see the Company’s Definitive Proxy Statement filed with the SEC on November 6, 2025.

Former Chairman and CEO Indictment

On November 4, 2025, our former Chairman of the Board of Directors and CEO, Brad K. Heppner was indicted by the United States Southern District of New York charging Mr. Heppner with various counts comprised of securities fraud, wire fraud, conspiracy to commit securities fraud and wire fraud, false statements to auditors, and falsification of records. As previously disclosed, Beneficient parted ways with Mr. Heppner earlier this year promptly after the Company learned of credible evidence of his fraud on the Company and others. Beneficient will continue to vigorously pursue its own potential claims against Mr. Heppner and entities associated with him on behalf of its shareholders. Beneficient has and will continue to cooperate with the government’s investigation of Mr. Heppner.

22. Subsequent Events

The Company has evaluated subsequent events the date the financial statements were issued, and determined that there have been no events, other than those disclosed below, that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

Potential Future Goodwill Impairment

Through the date of this report, the Company has not experienced any further significant sustained decline in the price of its common stock from the values at March 31, 2025 of $0.31. A significant sustained decline in our common stock and related market capitalization has in the past been, and in the future may be, a potential indicator that a portion of our remaining goodwill is impaired and may require a quantitative impairment assessment of the Company’s assets, including goodwill and intangible assets, which may result in an additional impairment charge in a future period. While management cannot predict if or when additional future goodwill impairments may occur, additional goodwill impairments could have material adverse effects on the Company’s financial condition, operating income, net assets, and/or the Company’s cost of, or access to, capital.

Liquidity Transactions

On April 4, 2025, Ben Liquidity entered into agreements to finance liquidity transactions related to a primary capital transaction with respect to a limited partner interest in an investment fund with a NAV of $9.6 million. Pursuant to such transaction, the Customer ExAlt Trusts acquired the limited partnership, and in exchange for such interest, the customer received 965,576 shares of the Company’s Series B-6 Resettable Convertible Preferred Stock, par value $0.001 per share (the “Series B-6 preferred stock”), with such Series B-6 preferred stock being convertible into shares of the Company’s Class A common stock. Each share of the Series B-6 preferred stock is convertible at the election of the holder into shares of the Class A common stock initially at a conversion price of $0.3151 per share, and is subject to reset from time to time, subject to a floor of $0.2363 per share. A maximum of 40,862,294 shares of Class A common stock may be issued upon conversion of the Series B-6 preferred stock.

On April 21, 2025, Ben Liquidity entered into agreements to finance liquidity transactions related to a primary capital transaction with respect to a limited partner interest in an investment fund with a NAV of $0.2 million. Pursuant to such transaction, the Customer ExAlt Trusts acquired the limited partnership, and in exchange for such interest, the customer received 23,333 shares of the Company’s Series B-7 Resettable Convertible Preferred Stock, par value $0.001 per share (the “Series B-7 preferred stock”), with such Series B-7 preferred stock being convertible into shares of the Company’s Class A common stock. Each share of the Series B-7 preferred stock is convertible at the election of the holder into shares of the Class A common stock initially at a conversion price of $0.2979 per share, and is subject to reset from time to time, subject to a floor of $0.2234 per share. A maximum of 1,044,450 shares of Class A common stock may be issued upon conversion of the Series B-7 preferred stock.

On June 17, 2025, Ben Liquidity entered into agreements to finance liquidity transactions related to a primary capital transaction with respect to a limited partner interest in an investment fund with a NAV of $1.9 million. Pursuant to such transaction, the Customer ExAlt Trusts acquired the limited partnership, and in exchange for such interest, the customer received 191,037 shares of the Company’s Series B-8 Resettable Convertible Preferred Stock, par value $0.001 per share (the “Series B-8 preferred stock”), with such Series B-8 preferred stock being convertible into shares of the Company’s Class A common stock. Each share of the Series B-8 preferred stock is convertible at the election of the holder into shares of the Class A common stock initially at a conversion price of $0.3397 per share, and is subject to reset from time to time, subject to a floor of $0.2548 per share. A maximum of 7,497,528 shares of Class A common stock may be issued upon conversion of the Series B-8 preferred stock.

Asset Sales

On June 6, 2025 and July 1, 2025, entities (“Sellers”) held by a Customer ExAlt Trust and managed by an indirect subsidiary of the Company completed the sale of beneficial interests with respect to certain limited partner interests (the “Interests”) held for the benefit of such Customer ExAlt Trust. The Sellers received aggregate gross proceeds of $25.1 million for the sale of the Interests. The Sellers paid an agreed upon brokerage commission and certain transaction costs out of such gross proceeds. The remainder of the proceeds were distributed to the Customer ExAlt Trust, which then used such proceeds as follows: (i) a portion (2.5%) of the proceeds will be distributed to the beneficiaries of the Customer ExAlt Trust and (ii) the remainder was paid to BFF, a subsidiary of the Company, as payment on outstanding accrued fees (if any) and a loan repayment on the outstanding loan issued by BFF to such Customer ExAlt Trust. The proceeds for the fee payment and the loan repayment received by BFF were then available for use by the Company. The Company was required to pay approximately $11.2 million out of the net proceeds to HH-BDH LLC as a principal and interest payment on the loan previously made by HH-BDH LLC to Beneficient Financing, LLC. HH-BDH LLC is an entity affiliated with Mr. Thomas O. Hicks, who is a member of the Company’s board of directors and was named chairman of the board of directors in June 2025.

Additionally, on August 8, 2025, Sellers agreed to sell additional beneficial interests with respect to certain limited partner interests held for the benefit of such Customer ExAlt Trust. The Sellers will receive aggregate gross proceeds of approximately $11.6 million for the sale of such interests included in this transaction that will close and fund on various dates. As of the date of these financial statements, approximately $8.9 million has been funded with the remaining closing(s) expected to occur prior to September 30, 2025. The Sellers have agreed to pay brokerage commissions and certain transaction costs out of such gross proceeds. The remainder of the proceeds were or will be distributed to the Customer ExAlt Trust, which then used or will use such proceeds as follows: (i) a portion (2.5%) of the proceeds will be distributed to the beneficiaries of the Customer ExAlt Trust and (ii) the remainder was paid or will be paid to BFF, a subsidiary of the Company, as payment on outstanding accrued fees (if any) and a loan repayment on the outstanding loan issued by BFF to such Customer ExAlt Trust. The proceeds for the fee payment and the loan repayment received or to be received by BFF were or will be then available for use by the Company. The Company is required to pay approximately $3.8 million in total out of the net proceeds received on this transaction to HH-BDH LLC as a principal payment on the loan previously made by HH-BDH LLC to Beneficient Financing, LLC.

New Chairman of the Board of Directors and Chief Executive Officer

On June 30, 2025, Thomas O. Hicks was elected to be the Chairman of the Board of Directors. Effective on July 20, 2025, James G. Silk was named the Interim Chief Executive Officer. Brad K. Heppner previously served as the CEO and Chairman of the Board of Directors and resigned from both positions on June 19, 2025